Notes Payable and Other Amounts Due to Related Party (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Payable and Other Amounts Due to Related Party [Abstract]
Schedule of amounts due to related parties
	June 30,	December 31,
	2018	2017
Due to related party:
Deferred compensation, Dr. Michael Dent	$300,600	$300,600
Accrued interest payable to Dr. Michael Dent	95,853	63,245
Total due to related party	396,453	363,845

Notes payable to related party:
Notes payable to Dr. Michael Dent, current portion	---	553,550
Notes payable to Dr. Michael Dent, long term portion	665,452	---
Total notes payable to related party	$665,452	$553,550

	December 31,
	2017	2016
Current portion:
Due to Dr. Michael Dent	$616,795	$	---
Deferred compensation, Dr. Michael Dent	300,600		300,600
Due to MedOffice Direct	---		11,192
Total current portion	917,395		311,792

Long term portion:
Due to Dr. Michael Dent	---		237,157

Total due to related parties	$917,395		$548,949

Schedule of amount borrowed under unsecured promissory notes
Inception Date	Maturity Date	Borrower	Interest Rate	Amount
January 12, 2017	January 13, 2019	HLYK	10%	$39,295	*
January 18, 2017	January 19, 2019	HLYK	10%	22,454	*
January 24, 2017	January 15, 2019	HLYK	10%	56,136	*
February 9, 2017	February 10, 2019	HLYK	10%	33,363	*
April 20, 2017	April 21, 2019	HLYK	10%	10,911	*
June 15, 2017	June 16, 2019	HLYK	10%	34,793	*
August 17, 2017	August 18, 2018	HLYK	10%	20,000
August 24, 2017	August 25, 2018	HLYK	10%	37,500
September 7, 2017	September 8, 2018	HLYK	10%	35,000
September 21, 2017	September 22, 2018	HLYK	10%	26,500
September 29, 2017	September 30, 2018	HLYK	10%	12,000
December 21, 2017	December 22, 2018	HLYK	10%	14,000
January 8, 2018	January 9, 2019	HLYK	10%	75,000
January 11, 2018	January 12, 2019	HLYK	10%	9,000
January 26, 2018	January 27, 2019	HLYK	10%	17,450
January 3, 2014	December 31, 2018	NWC	10%	222,050
				$665,452

* - Denotes that note payable is carried at fair value

Inception Date	Maturity Date	Interest Rate	Amount
January 12, 2017	January 13, 2018	10%	$35,000
January 18, 2017	January 19, 2018	10%	20,000
January 24, 2017	January 15, 2018	10%	50,000
February 9, 2017	February 10, 2018	10%	30,000
April 20, 2017	April 21, 2018	10%	10,000
June 15, 2017	June 16, 2018	10%	32,500
August 17, 2017	August 18, 2018	10%	20,000
August 24, 2017	August 25, 2018	10%	37,500
September 7, 2017	September 8, 2018	10%	35,000
September 21, 2017	September 22, 2018	10%	26,500
September 29, 2017	September 30, 2018	10%	12,000
December 21, 2017	December 22, 2018	10%	14,000

			$322,500